Fixed Assets (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Jul. 10, 2015	Apr. 30, 2013	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2016
Depreciation and amortization expense			$ 925,039	$ 2,699,572
Cost of sales			847,384	2,455,885
Impairment charge				631,011
Proceeds from sale of fixed assets			108,701
Net book value of asset			1,500,893	2,307,117	$ 1,155,990
Operating expenses				1,591,115
Charging Stations [Member]
Proceeds from sale of fixed assets	$ 0
Purchase price	106,700
Gain on sale of fixed assets	$ 106,700
Level 2 Chargers [Member]
Net book value of asset			1,276,749
38 DC Fast Chargers [Member]
Net book value of asset			$ 314,366
350 Green [Member]
Impairment charge				333,974
350 Green [Member] | Charger Deployments In Pogress [Member]
Impairment charge				$ 298,322
Purchase price		$ 298,322